Derivative Instruments and Hedging Activities - Commodity Derivative Activity Recorded in Statement of Consolidated Operations (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Oil and Gas Production Revenues [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Gain (loss) on cash flow hedges reclassified from accumulated other comprehensive loss	$ (16)	$ 268	$ (13)
Revenues and Other [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Gain (loss) for ineffectiveness on cash flow hedges	(1)		2
Derivative Instrument Gains (Losses), Net [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Loss on derivatives not designated as cash flow hedges	$ (399)	$ (79)